MARKETABLE SECURITIES - Narrative (Details) $ in Thousands																						12 Months Ended
	Jan. 01, 2026 CAD ($)	Dec. 29, 2025 CAD ($) shares	Nov. 05, 2025 EquityInstruments shares	Oct. 03, 2025 shares	Sep. 18, 2025 CAD ($) EquityInstruments shares	Sep. 05, 2025 CAD ($) EquityInstruments shares	Aug. 21, 2025 EquityInstruments shares	Aug. 20, 2025 CAD ($) EquityInstruments shares	May 15, 2025 CAD ($) shares	Apr. 22, 2025 CAD ($) shares	Feb. 14, 2025 CAD ($) shares	Jan. 14, 2025 EquityInstruments shares	Nov. 22, 2024 CAD ($) EquityInstruments shares	Oct. 02, 2024 EquityInstruments shares	Jul. 19, 2024 CAD ($) shares	Jul. 19, 2024 USD ($) shares	Jun. 27, 2024 shares	May 07, 2024 CAD ($) EquityInstruments shares	Apr. 19, 2024 shares	Mar. 08, 2024 shares	Dec. 28, 2023 EquityInstruments shares	Dec. 31, 2025 CAD ($) EquityInstruments shares	Dec. 31, 2024 CAD ($)
MARKETABLE SECURITIES
Consideration | $																						$ 2,670,424	$ 3,147,290
Shares issued to purchase marketable securities (in shares)																						100,000
Shares issued to purchase marketable securities | $																						$ 1,221,000
Purchase of marketable securities
MARKETABLE SECURITIES
Consideration | $	$ 3,900,000
Subscription receipts | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Number of security instruments acquired																		335,417
Consideration | $																		$ 821,771
Unit price | EquityInstruments																		2.45
Subscription receipts | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Number of security instruments acquired																					2,000,000
Unit price | EquityInstruments																					1
Number of instruments converted into shares																				2,000,000
Common shares
MARKETABLE SECURITIES
Consideration | $																						$ 1,979,432	2,627,665
Common shares | NexGen Energy Ltd [Member]
MARKETABLE SECURITIES
Number of shares or warrants | EquityInstruments																						279,791
Common shares | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Number of security instruments acquired		2,135,760
Number of instruments converted into shares																	335,417
Number of instruments converted into warrants																	167,708
Shares issued to purchase marketable securities (in shares)		100,000
Shares issued to purchase marketable securities | $		$ 1,221,000
Number of shares or warrants | EquityInstruments																						6,381,601
Common shares | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Number of security instruments acquired										625,000									6,274,467	1,635,814
Consideration | $										$ 250,000
Number of shares or warrants | EquityInstruments																						11,461,281
Common shares | Latitude Uranium [Member]
MARKETABLE SECURITIES
Number of instruments converted into shares																				5,907,600
Number of shares or warrants																						791,144
Common shares | 92 Energy
MARKETABLE SECURITIES
Number of instruments converted into shares																			10,755,000
Common shares | Jaguar Uranium [Member]
MARKETABLE SECURITIES
Number of security instruments acquired															2,000,000	2,000,000
Consideration															$ 13,727,000	$ 10,000
Number of shares or warrants | EquityInstruments																						2,000,000
Common shares | Toro Energy [Member]
MARKETABLE SECURITIES
Number of security instruments acquired														6,000,000
Unit price | EquityInstruments														0.24
Number of shares or warrants | EquityInstruments																						6,000,000
Common shares | Purepoint Uranium
MARKETABLE SECURITIES
Number of security instruments acquired						2,531,646						4,000,000	3,333,334
Consideration | $						$ 1,000,183							$ 1,000,000
Unit price | EquityInstruments						0.395						0.265	0.3
Number of shares or warrants | EquityInstruments																						9,864,980
Number of shares and warrants called by each instrument						1							1
Common shares | Future Fuels [Member]
MARKETABLE SECURITIES
Number of security instruments acquired				2,500,000				675,000			12,500,000
Consideration | $								$ 270,100			$ 8,625,000
Unit price | EquityInstruments								0.4
Number of shares or warrants | EquityInstruments																						15,675,000
Number of shares and warrants called by each instrument								1
Common shares | Royal Uranium [Member]
MARKETABLE SECURITIES
Number of security instruments acquired									8,000,000
Consideration | $									$ 2,800,000
Number of shares or warrants | EquityInstruments																						8,000,000
Common shares | Verdera Energy Corp. [Member]
MARKETABLE SECURITIES
Number of security instruments acquired							300,000
Unit price | EquityInstruments							0.5
Number of shares or warrants | EquityInstruments																						300,000
Common shares | Biondi Ventures Inc. [Member]
MARKETABLE SECURITIES
Number of security instruments acquired			2,500,000
Unit price | EquityInstruments			0.2
Number of shares or warrants | EquityInstruments																						2,500,000
Warrant asset
MARKETABLE SECURITIES
Consideration | $																						$ 690,992	$ 519,625
Warrant asset | Premier American Uranium Inc. [Member]
MARKETABLE SECURITIES
Number of security instruments acquired		2,708,627
Number of shares or warrants | EquityInstruments																						2,876,335
Warrant asset | Atha Energy Corp. [Member]
MARKETABLE SECURITIES
Number of security instruments acquired					926,000
Consideration | $					$ 500,040
Unit price | EquityInstruments					0.54
Number of shares or warrants | EquityInstruments																						1,717,144
Number of shares and warrants called by each instrument					1
Warrant asset | Latitude Uranium [Member]
MARKETABLE SECURITIES
Unit price | EquityInstruments																						1.8058
Number of shares or warrants																						2,857,150
Warrant asset | Purepoint Uranium
MARKETABLE SECURITIES
Number of shares or warrants | EquityInstruments																						5,864,980
Warrant asset | Future Fuels [Member]
MARKETABLE SECURITIES
Number of shares or warrants | EquityInstruments																						675,000